Document and Entity Information	May 15, 2024
Cover [Abstract]
Entity Registrant Name	PROVIDENT FINANCIAL SERVICES INC
Amendment Flag	false
Entity Central Index Key	0001178970
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	May 15, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-31566
Entity Tax Identification Number	42-1547151
Entity Address, Address Line One	239 Washington Street
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07302
City Area Code	(732)
Local Phone Number	590-9200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	PFS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false